Fair Value Measurements - Assets Measured at Fair Value on Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended							6 Months Ended				9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 1	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 2	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3	Jun. 30, 2012 Hercules 185 Fair Value, Measurements, Nonrecurring	Jun. 30, 2012 Hercules 185 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 1	Jun. 30, 2012 Hercules 185 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 2	Jun. 30, 2012 Hercules 185 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3	Sep. 30, 2012 Hercules 252 and 258 Fair Value, Measurements, Nonrecurring	Sep. 30, 2012 Hercules 252 and 258 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 1	Sep. 30, 2012 Hercules 252 and 258 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 2	Sep. 30, 2012 Hercules 252 and 258 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, net measured at fair value on a non-recurring basis						$ 27,848	$ 0	$ 0	$ 27,848	$ 1,500	$ 0	$ 0	$ 1,500	$ 9,340	$ 0	$ 7,840	$ 1,500
Asset impairment	(60,693)	(47,500)	(108,216)	0	(122,717)					(42,916)				(60,693)
Asset impairment			$ (108,216)	$ 0	$ (125,136)	$ (125,136)